UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Enhanced International Series of Quantitative Master
               Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.5%   Air Freight & Logistics - 0.0%              6,605   Toll Holdings Ltd.                             $      60,484
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            11,059   Qantas Airways Ltd.                                   39,720
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.5%                            6,875   Coca-Cola Amatil Ltd.                                 53,406
                                                                 111   Foster's Group Ltd.                                      519
                                                             116,854   Lion Nathan Ltd.                                     934,439
                                                                                                                      -------------
                                                                                                                            988,364
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.1%                        3,712   CSL Ltd.                                             125,214
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                      4,821   Macquarie Group Ltd.                                 232,721
                                                               3,094   Tower Australia Group Ltd.                             6,277
                                                                                                                      -------------
                                                                                                                            238,998
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                              755   Incitec Pivot Ltd.                                    97,393
                                                               9,718   Nufarm Ltd.                                          152,137
                                                                                                                      -------------
                                                                                                                            249,530
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.5%                       227   Australia & New Zealand Banking Group Ltd.             4,678
                                                              11,517   Commonwealth Bank of Australia Ltd.                  440,067
                                                              22,587   Westpac Banking Corp.                                490,254
                                                                                                                      --------------
                                                                                                                            934,999
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                      31,083   Brambles Ltd.                                        283,500
                   Supplies - 0.2%
                   -----------------------------------------------------------------------------------------------------------------
                   Construction &                             17,236   Boart Longyear Group                                  28,826
                   Engineering - 0.1%                          1,690   Leighton Holdings Ltd.                                66,104
                                                                                                                      -------------
                                                                                                                             94,930
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%              11,058   Amcor Ltd.                                            72,257
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                         4,447   Pacific Brands Ltd.                                    8,209
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer                            1   ABC Learning Centres Ltd.                                  1
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                       2,110   Australian Stock Exchange Ltd.                        72,120
                   Services - 0.5%                            54,687   Babcock & Brown Ltd.                                 735,684
                                                               4,539   Challenger Financial Services Group Ltd.               7,550
                                                                                                                      -------------
                                                                                                                            815,354
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication               2,780   Telstra Corp. Ltd.                                    11,179
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%             3,331   Wesfarmers Ltd.                                      121,738
                                                              15,648   Woolworths Ltd.                                      414,721
                                                                                                                      -------------
                                                                                                                            536,459
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                           86   Futuris Corp. Ltd.                                       149
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     1,630   Ansell Ltd.                                           17,325
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                       372   Sonic Healthcare Ltd.                                  4,675
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                         294   Aristocrat Leisure Ltd.                                2,579
                   Leisure - 0.5%                             11,935   Crown Ltd.                                           114,528
                                                              63,951   Tabcorp Holdings Ltd.                                826,995
                                                                                                                      -------------
                                                                                                                            944,102
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%                 1   CSR Ltd.                                                   3
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.3%                           23,353   AMP Ltd.                                             167,537
                                                                   1   AXA Asia Pacific Holdings Ltd.                             5
                                                              17,667   QBE Insurance Group Ltd.                             358,600
                                                                                                                      -------------
                                                                                                                            526,142
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                    1   Fairfax Media Ltd.                             $           3
                                                                   1   Macquarie Communications Infrastructure
                                                                       Group                                                      4
                                                               4,435   Publishing and Broadcasting Ltd.                      15,118
                                                                                                                      -------------
                                                                                                                             15,125
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.6%                        468   Alumina Ltd.                                           2,438
                                                              46,596   BHP Billiton Ltd.                                  1,524,938
                                                              32,947   BlueScope Steel Ltd.                                 297,189
                                                              23,000   Fortescue Metals Group Ltd. (a)                      136,838
                                                                   2   Iluka Resources Ltd.                                       9
                                                              45,600   Midwest Corp. Ltd. (a)                               252,544
                                                               6,081   Newcrest Mining Ltd.                                 185,452
                                                               9,153   OneSteel Ltd.                                         53,452
                                                               4,316   Rio Tinto Ltd.                                       483,189
                                                               1,422   Sims Group Ltd.                                       38,597
                                                                                                                      -------------
                                                                                                                          2,974,646
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                      5,598   AGL Energy Ltd.                                       56,481
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                     6,468   Harvey Norman Holdings Ltd.                           23,112
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                           1   Paladin Resources Ltd. (a)                                 5
                   Fuels - 0.2%                                8,259   Woodside Petroleum Ltd.                              411,361
                                                                                                                      -------------
                                                                                                                            411,366
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%              5,545   PaperlinX Ltd.                                        13,936
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              17,055   CFS Retail Property Trust                             33,823
                   (REITs) - 0.4%                                  1   Commonwealth Property Office Fund                          1
                                                              48,239   DB RREEF Trust                                        74,284
                                                              17,600   Goodman Group                                         69,325
                                                              12,512   ING Industrial Fund                                   24,356
                                                              87,954   Macquarie Office Trust                                73,147
                                                                 384   Stockland                                              2,453
                                                              21,606   Westfield Group                                      351,474
                                                                                                                      -------------
                                                                                                                            628,863
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                      460   Lend Lease Corp., Ltd.                                 5,570
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%        6,337   Macquarie Airports Group                              18,706
                                                              13,959   Transurban Group                                      82,921
                                                                                                                      -------------
                                                                                                                            101,627
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                  10,182,320
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%     Commercial Banks - 0.1%                     2,572   Erste Bank der Oesterreichischen
                                                                       Sparkassen AG                                        166,686
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.1%               7,162   RHI AG (a)                                           288,330
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%                  90   Mayr-Melnhof Karton AG                                 9,082
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication               5,085   Telekom Austria AG                                   105,086
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                   3,463   Verbund - Oesterreichische
                                                                       Elektrizitaetswirtschafts AG                         246,518
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                              549   Andritz AG                                            30,136
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                      1,561   Voestalpine AG                                       108,435
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                       2,403   OMV AG                                               158,806
                   Fuels - 0.1%
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                       31   IMMOFINANZ Immobilien Anlagen AG               $         336
                   Development - 0.0%                            252   Meinl European Land Ltd. (a)                           2,868
                                                                                                                      -------------
                                                                                                                              3,204
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Austria                     1,116,283
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.5%     Chemicals - 0.6%                               12   Solvay SA                                              1,531
                                                              21,100   Umicore SA                                         1,097,956
                                                                                                                      -------------
                                                                                                                          1,099,487
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                     6,394   Dexia NV                                             182,207
                                                               2,225   KBC Bancassurance Holding                            288,536
                                                                                                                      -------------
                                                                                                                            470,743
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                            41   D'ieteren SA                                          14,580
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.2%       3,642   Groupe Bruxelles Lambert SA                          444,404
                                                                 288   Nationale A Portefeuille                              21,938
                                                                                                                      -------------
                                                                                                                            466,342
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                    87   Bekaert SA                                            12,660
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.2%             5,099   Delhaize Group                                       401,216
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Technology - 0.0%                  32   AGFA-Gevaert NV                                          250
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%          2,784   Euronav SA                                           105,750
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                  62   Cofinimmo SA                                          13,404
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  1,864   Mobistar SA                                          168,917
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Belgium                     2,753,349
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%     Energy Equipment & Services - 0.0%              1   SeaDrill Ltd.                                             27
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                              18,423   Pacific Basin Shipping Ltd.                           30,300
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Bermuda                        30,327
-----------------------------------------------------------------------------------------------------------------------------------
Cayman             Communications Equipment - 0.0%               959   Foxconn International Holdings Ltd. (a)                1,294
Islands - 0.0%     ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                     1,418   Parkson Retail Group Ltd.                             11,952
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                      186   Shui On Land Ltd.                                        174
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  1,000   Hutchison Telecommunications                           1,426
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Cayman Islands             14,846
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.1%     Beverages - 0.4%                            5,475   Carlsberg A/S                                        700,110
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.0%                               25   Novozymes A/S Class B                                  2,339
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                     6,692   Danske Bank A/S                                      246,873
                                                                 800   Jyske Bank (a)                                        53,690
                                                                   1   Sydbank A/S                                               36
                                                                                                                      -------------
                                                                                                                            300,599
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%             750   FLS Industries A/S Class B                            74,231
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.2%                 2,679   Vestas Wind Systems A/S (a)                          292,663
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                          700   Danisco A/S                                           51,128
                                                                 100   East Asiatic Co., Ltd. A/S                             8,744
                                                                                                                      -------------
                                                                                                                             59,872
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -            400   Coloplast A/S Class B                                 36,541
                   0.0%                                          232   GN Store Nord A/S                                      1,159
                                                                  25   William Demant Holding (a)                             1,998
                                                                                                                      -------------
                                                                                                                             39,698
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                              367   TrygVesta A/S                                         32,245
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                              175   NKT Holding A/S                                       12,597
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                                   8   AP Moller - Maersk A/S                         $      88,919
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%            400   D/S Torm A/S                                          11,856
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.3%                        679   H Lundbeck A/S                                        16,963
                                                               7,091   Novo-Nordisk A/S B                                   484,903
                                                                                                                      -------------
                                                                                                                            501,866
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Denmark                     2,116,995
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.8%     Communications Equipment - 1.0%            56,387   Nokia Oyj                                          1,783,987
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%              35   YIT Oyj                                                  993
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                   6,823   Fortum Oyj (a)                                       278,022
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.4%            13,104   Kesko Oyj Class B                                    677,533
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                          2,510   TietoEnator Oyj                                       61,976
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                            6,100   Sampo Oyj                                            165,162
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                              443   KCI Konecranes Oyj                                    17,065
                                                               2,160   Kone Oyj Class B                                      88,629
                                                               2,718   Metso Oyj                                            146,754
                                                                 901   Wartsila Oyj                                          60,810
                                                                                                                      -------------
                                                                                                                            313,258
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                         35   Outokumpu Oyj                                          1,592
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%             52   Neste Oil Oyj                                          1,818
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                     3,284,341
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.4%      Aerospace & Defense - 0.6%                 16,520   Thales SA                                          1,069,584
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.4%                            25,401   Air France-KLM                                       715,419
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                      2,014   Compagnie Generale des Etablissements
                                                                       Michelin                                             210,236
                                                               1,023   Valeo SA                                              40,571
                                                                                                                      -------------
                                                                                                                            250,807
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.9%                          9,496   Peugeot SA                                           736,251
                                                               8,319   Renault SA                                           920,670
                                                                                                                      -------------
                                                                                                                          1,656,921
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                       20   Cie de Saint-Gobain SA                                 1,631
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                            3,093   Air Liquide                                          471,560
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                     4,793   Credit Agricole SA                                   148,313
                                                               2,666   Natixis                                               42,889
                                                               4,749   Societe Generale SA                                  464,996
                                                                                                                      -------------
                                                                                                                            656,198
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%         398   Societe BIC SA                                        24,543
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.4%           123,009   Alcatel SA                                           703,008
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.3%           7,684   Vinci SA                                             555,486
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%               2,196   Lafarge SA                                           381,919
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              16,331   France Telecom SA                                    549,171
                   Services - 0.4%                             2,620   Neuf Cegetel                                         145,889
                                                                                                                      -------------
                                                                                                                            695,060
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.5%                  10,583   Electricite de France SA                             920,777
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                     5   Alstom                                                 1,084
                                                                 686   Legrand Promesses                                     21,520
                                                                   8   Schneider Electric SA                                  1,035
                                                                                                                      -------------
                                                                                                                             23,639
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.0%            263   Technip SA                                            20,482
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.6%             8,703   Casino Guichard Perrachon SA                   $   1,043,409
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.6%                       19,044   Gaz de France SA                                   1,149,717
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies - 0.0%       803   Cie Generale d'Optique Essilor
                                                                       International SA                                      52,472
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%        1,043   Accor SA                                              76,174
                                                               1,190   Groupe Partouche (a)                                  17,247
                                                               1,388   Sodexho Alliance SA                                   85,330
                                                                                                                      -------------
                                                                                                                            178,751
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                          2,203   Atos Origin SA (a)                                   122,634
                                                               1,943   Cap Gemini SA                                        110,646
                                                               1,640   GFI Informatique                                      10,512
                                                                                                                      -------------
                                                                                                                            243,792
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                            3,134   CNP Assurances                                       386,326
                                                                   3   Scor SE (a)                                               72
                                                                                                                      -------------
                                                                                                                            386,398
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                              502   Vallourec SA                                         121,868
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.4%                                1,797   Lagardere S.C.A.                                     134,362
                                                               1,837   PagesJaunes Groupe SA                                 32,714
                                                               1,707   Societe Television Francaise 1                        37,540
                                                              11,872   Vivendi SA                                           463,889
                                                                                                                      -------------
                                                                                                                            668,505
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.5%                     12,043   Suez SA                                              790,369
                                                               1,600   Veolia Environnement SA                              111,549
                                                                                                                      -------------
                                                                                                                            901,918
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     1,087   Pinault-Printemps-Redoute                            161,057
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.1%         26,253   Total SA                                           1,949,671
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.2%                    2,250   L'Oreal SA                                           285,739
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.5%                     11,661   Sanofi-Aventis                                       874,837
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts               1,013   Gecina SA                                            151,132
                   (REITs) - 0.2%                                  1   ICADE                                                    149
                                                                   4   Klepierre                                                245
                                                               1,000   Unibail - Rodamco                                    257,353
                                                                                                                      -------------
                                                                                                                            408,879
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor                 13   STMicroelectronics NV                                    138
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury  Goods - 0.2%      113   Hermes International                                  14,111
                                                               3,146   LVMH Moet Hennessy Louis Vuitton SA                  350,157
                                                                                                                      -------------
                                                                                                                            364,268
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%          437   Aeroports de Paris                                    49,771
                                                                 318   Societe Des Autoroutes Paris-Rhin-Rhone               38,457
                                                                                                                      -------------
                                                                                                                             88,228
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  4,508   Bouygues                                             286,389
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                     17,313,070
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 7.9%     Air Freight & Logistics - 0.1%              4,392   Deutsche Post AG                                     134,171
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.2%                            11,311   Deutsche Lufthansa AG                                305,896
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.2%                         12,272   DaimlerChrysler AG                                 1,049,129
                                                                 591   Porsche Automobil Holding SE
                                                                       (Preference Shares)                                  108,028

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               3,590   Volkswagen AG                                  $   1,040,823
                                                                                                                      -------------
                                                                                                                          2,197,980
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.4%                      6,507   Deutsche Bank AG Registered Shares                   736,572
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.4%                            4,731   Altana AG                                             99,787
                                                               5,322   BASF SE                                              716,787
                                                                                                                      -------------
                                                                                                                            816,574
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.6%                         1   Commerzbank AG                                            31
                                                               2,698   Deutsche Postbank AG                                 257,571
                                                              35,012   Hypo Real Estate Holding AG                          909,833
                                                                                                                      -------------
                                                                                                                          1,167,435
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%                229   Wincor Nixdorf AG                                     18,330
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%             611   Hochtief AG                                           55,948
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.7%       8,165   Deutsche Boerse AG                                 1,315,222
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              25,437   Deutsche Telekom AG                                  423,676
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.7%                   7,429   E.ON AG                                            1,375,293
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%               926   Metro AG                                              74,821
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%        4,301   TUI AG                                               110,341
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.6%             9,847   Siemens AG                                         1,067,234
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                            6,308   Allianz AG Registered Shares                       1,249,630
                                                               2,719   Muenchener Rueckversicherungs AG
                                                                       Registered Shares                                    531,772
                                                                                                                      -------------
                                                                                                                          1,781,402
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.1%         6,000   United Internet AG                                   129,111
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                                2   Heidelberger Druckmaschinen AG                            54
                                                               1,818   MAN AG                                               241,497
                                                                                                                      -------------
                                                                                                                            241,551
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                5,101   Premiere AG (a)                                      110,088
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.9%                      4,578   Salzgitter AG                                        796,403
                                                              16,335   ThyssenKrupp AG                                      934,593
                                                                                                                      -------------
                                                                                                                          1,730,996
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.3%                      4,946   RWE AG                                               607,972
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     5,401   KarstadtQuelle AG (a)                                108,035
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                    1,283   Beiersdorf AG                                        107,941
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                        1   IVG Immobilien AG                                         28
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.0%         1   Adidas-Salomon AG                                         66
                                                                  93   Puma AG Rudolf Dassler Sport                          35,816
                                                                                                                      -------------
                                                                                                                             35,882
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                    14,652,499
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%      Commercial Banks - 0.6%                     5,774   Alpha Bank AE                                        191,431
                                                               4,400   EFG Eurobank Ergasias SA                             133,651
                                                               5,878   National Bank of Greece SA                           310,135
                                                              16,675   Piraeus Bank SA                                      512,826
                                                                                                                      -------------
                                                                                                                          1,148,043
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%             889   Hellenic Technodomiki Tev SA                          10,863
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication                  16   Hellenic Telecommunications
                   Services - 0.0%                                     Organization SA                                          454
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%        3,143   OPAP SA                                              112,043
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                         15   Viohalco, Hellenic Copper and Aluminum
                                                                       Industry SA                                    $         155
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%          1,450   Hellenic Petroleum SA                                 19,092
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Greece                      1,290,650
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.9%   Commercial Banks - 0.2%                       503   BOC Hong Kong Holdings Ltd.                            1,211
                                                              18,600   Hang Seng Bank Ltd.                                  336,741
                                                                                                                      -------------
                                                                                                                            337,952
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.2%      15,500   Hong Kong Exchanges and Clearing Ltd.                266,079
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                   4,000   CLP Holdings Ltd.                                     32,919
                                                               6,000   Cheung Kong Infrastructure Holdings Ltd.              24,092
                                                              20,000   HongKong Electric Holdings Ltd.                      126,307
                                                                                                                      -------------
                                                                                                                            183,318
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                       24,000   Tingyi (Cayman Islands) Holding Corp.                 31,455
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.0%                        1,000   The Hong Kong & China Gas Ltd.                         3,007
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.0%         1,000   Tencent Holdings Ltd.                                  5,699
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                                 659   Orient Overseas International Ltd.                     3,857
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                3,000   Television Broadcasts Ltd.                            16,074
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              31,500   The Link REIT                                         69,859
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                   28,000   Cheung Kong Holdings Ltd.                            397,551
                   Development - 1.1%                          8,000   Chinese Estates Holdings Ltd.                         12,397
                                                               6,007   Hang Lung Group Ltd.                                  28,365
                                                              30,000   Hang Lung Properties Ltd.                            106,198
                                                              15,000   Henderson Land Development Co., Ltd.                 106,583
                                                             251,000   Hysan Development Co. Ltd.                           703,077
                                                               8,000   Kerry Properties Ltd.                                 48,210
                                                              36,000   New World Development Ltd.                            87,240
                                                              20,000   Sino Land Co.                                         43,173
                                                              20,000   Sun Hung Kai Properties Ltd.                         311,976
                                                               1,500   Swire Pacific Ltd. Class A                            16,922
                                                              19,875   Wharf Holdings Ltd.                                   93,595
                                                               7,000   Wheelock and Company, Ltd.                            19,608
                                                                                                                      -------------
                                                                                                                          1,974,895
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                         20,500   MTR Corp.                                             70,330
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor                500   ASM Pacific Technology Ltd.                            3,607
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.3%                    47,800   Esprit Holdings Ltd.                                 573,650
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%          800   Hong Kong Aircraft Engineering
                                                                       Company Ltd.                                          13,199
                                                               7,321   Hopewell Holdings Ltd.                                27,797
                                                                                                                      -------------
                                                                                                                             40,996
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Hong Kong                   3,580,778
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%     Airlines - 0.0%                               139   Ryanair Holdings Plc (a)                                 604
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                       46   Kingspan Group Plc                                       614
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.4%              52,921   Smurfit Kappa Plc (a)                                636,646
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                            1   Greencore Group Plc                                        6
                                                                   2   Iaws Group Plc                                            47
                                                               1,900   Kerry Group Plc                                       59,543
                                                                                                                      -------------
                                                                                                                             59,596
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.3%       17,106   Paddy Power Plc                                      632,485
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                      4,632   Elan Corp. Plc (a)                             $      94,993
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                     1,424,938
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%       Aerospace & Defense - 0.1%                  4,351   Finmeccanica SpA                                     147,962
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.1%                          5,516   Fiat SpA                                             127,474
                                                               3,700   Fiat SpA (RNC)                                        65,137
                                                                                                                      -------------
                                                                                                                            192,611
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                      5,175   Mediobanca SpA                                       106,129
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.0%                            8,200   Polynt SpA                                            47,123
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.8%                    92,923   Banca Intesa SpA                                     655,028
                                                             157,613   Banca Intesa SpA (RNC)                             1,037,632
                                                             211,979   Unicredit SpA                                      1,417,968
                                                               8,545   Unione Di Banche Italiane SPCA                       218,923
                                                                                                                      -------------
                                                                                                                          3,329,551
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       2,664   IFIL-Investments SpA                                  21,492
                                                                 844   Instituto Finanziario Industriale SpA
                                                                       (Preference Shares) (a)                               23,220
                                                                                                                      -------------
                                                                                                                             44,712
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             144,089   Telecom Italia SpA                                   301,413
                   Services - 0.3%                           123,274   Telecom Italia SpA (RNC)                             204,156
                                                                                                                      -------------
                                                                                                                            505,569
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%                  58,285   Enel SpA                                             618,360
                                                              16,889   Terna SpA                                             72,072
                                                                                                                      -------------
                                                                                                                            690,432
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                 1,978   Prysmian SpA                                          42,217
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.0%          1,940   Saipem SpA                                            78,438
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                            1   Parmalat SpA                                               4
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.0%                       12,390   Snam Rete Gas SpA                                     78,791
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        1,158   Autogrill SpA                                         17,282

                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                              969   Fondiaria-Sai SpA                                     40,142
                                                                   1   Mediolanum SpA                                             6
                                                              12,662   Unipol SpA (Preference Shares)                        36,362
                                                                                                                      -------------
                                                                                                                             76,510
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.7%         34,995   Eni SpA                                            1,193,369
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%        3,461   Autostrade SpA                                       104,637
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                       6,655,337
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 18.2%      Airlines - 0.0%                             8,000   All Nippon Airways Co., Ltd.                          35,233
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.6%                      2,500   Aisin Seiki Co., Ltd.                                 93,299
                                                               1,100   Bridgestone Corp.                                     18,727
                                                               3,100   Denso Corp.                                          100,140
                                                               2,000   NGK Spark Plug Co., Ltd.                              26,003
                                                               2,100   Sumitomo Rubber Industries, Ltd.                      16,096
                                                                 800   Tokai Rika Co., Ltd.                                  20,907
                                                                 900   Toyoda Gosei Co., Ltd.                                33,858
                                                              22,400   Toyota Industries Corp.                              795,506
                                                                                                                      -------------
                                                                                                                          1,104,536
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.4%                          1,000   Daihatsu Motor Co., Ltd.                              12,008
                                                              20,200   Honda Motor Co., Ltd.                                576,535
                                                               6,000   Mazda Motor Corp.                                     21,248
                                                                   6   Mitsubishi Motors Corp. (a)                               10

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              29,400   Nissan Motor Co., Ltd.                         $     243,034
                                                              34,900   Toyota Motor Corp.                                 1,740,098
                                                               2,300   Yamaha Motor Co., Ltd.                                42,317
                                                                                                                      -------------
                                                                                                                          2,635,250
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                            5,500   Asahi Breweries Ltd.                                 113,388
                                                               4,000   Kirin Holdings Co., Ltd.                              75,642
                                                                                                                      -------------
                                                                                                                            189,030
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.3%                   13,000   Asahi Glass Co., Ltd.                                143,329
                                                               3,600   Daikin Industries Ltd.                               154,936
                                                                 100   JS Group Corp.                                         1,502
                                                              61,000   Nippon Sheet Glass Co., Ltd.                         269,874
                                                               2,000   Sanwa Holdings Corp.                                   8,688
                                                                                                                      -------------
                                                                                                                            578,329
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.0%                      2,000   Daiwa Securities Group, Inc.                          17,335
                                                                 400   Jafco Co., Ltd.                                       13,323
                                                               1,100   Matsui Securities Co., Ltd.                            6,224
                                                                  22   SBI E*trade Securities Co. Ltd.                       19,135
                                                               7,000   Shinko Securities Co., Ltd.                           20,365
                                                                                                                      -------------
                                                                                                                             76,382
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.9%                           16,000   Asahi Kasei Corp.                                     83,467
                                                              32,000   DIC Corp.                                             99,518
                                                               2,300   JSR Corp.                                             52,032
                                                               4,000   Kaneka Corp.                                          25,000
                                                               4,500   Kuraray Co., Ltd.                                     53,632
                                                              15,000   Mitsubishi Chemical Holdings Corp.                    99,167
                                                              67,000   Mitsubishi Gas Chemical Co., Inc.                    476,555
                                                               9,000   Mitsui Chemicals, Inc.                                59,591
                                                               1,000   Nippon Shokubai Co., Ltd.                              6,631
                                                               2,000   Nissan Chemical Industries Ltd.                       21,067
                                                               2,300   Nitto Denko Corp.                                     97,141
                                                               6,700   Shin-Etsu Chemical Co., Ltd.                         346,158
                                                              16,000   Showa Denko KK                                        53,933
                                                              22,000   Sumitomo Chemical Co., Ltd.                          140,811
                                                              12,000   Ube Industries Ltd.                                   38,884
                                                                                                                      -------------
                                                                                                                          1,653,587
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.9%                     9,000   The 77 Bank Ltd.                                      50,381
                                                              13,000   Chuo Mitsui Trust Holdings, Inc.                      78,642
                                                                 454   Fukuoka Financial Group, Inc.                          2,364
                                                               4,000   The Gunma Bank Ltd.                                   28,612
                                                               5,000   The Hachijuni Bank Ltd.                               31,752
                                                               6,000   The Hiroshima Bank Ltd.                               28,953
                                                              16,000   Hokuhoku Financial Group, Inc.                        48,154
                                                               7,000   The Joyo Bank Ltd.                                    35,393
                                                             117,116   Mitsubishi UFJ Financial Group, Inc.               1,010,431
                                                                 123   Mizuho Financial Group, Inc.                         450,391
                                                                 448   Resona Holdings, Inc.                                746,067
                                                               7,000   The Shizuoka Bank Ltd.                                82,654
                                                                 104   Sumitomo Mitsui Financial Group, Inc.                684,430
                                                              17,000   The Sumitomo Trust & Banking Co., Ltd.               116,994

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               2,000   Suruga Bank Ltd.                               $      25,221
                                                                                                                      -------------
                                                                                                                          3,420,439
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.5%       1,000   Dai Nippon Printing Co., Ltd.                         15,911
                                                             106,700   Kokuyo Co., Ltd.                                     915,214
                                                                 300   Meitec Corp.                                           9,089
                                                               6,000   Toppan Printing Co., Ltd.                             69,583
                                                                                                                      -------------
                                                                                                                          1,009,797
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.1%                900   Mitsumi Electric Co., Ltd.                            28,441
                                                              25,000   NEC Corp.                                             95,305
                                                                 100   Seiko Epson Corp.                                      2,694
                                                                                                                      -------------
                                                                                                                            126,440
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           1,000   COMSYS Holdings Corp.                                  8,668
                                                               2,000   Chiyoda Corp.                                         18,158
                                                               3,000   JGC Corp.                                             45,807
                                                              12,000   Kajima Corp.                                          33,949
                                                               1,000   Kinden Corp.                                           9,621
                                                               3,000   Nishimatsu Construction Co., Ltd.                      6,441
                                                              18,000   Obayashi Corp.                                        75,482
                                                              13,000   Taisei Corp.                                          33,126
                                                               1,000   Toda Corp.                                             4,113
                                                                                                                      -------------
                                                                                                                            235,365
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               5,000   Sumitomo Osaka Cement Co., Ltd.                       11,587
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.2%                       950   Aiful Corp.                                           15,258
                                                               1,250   ORIX Corp.                                           170,546
                                                               4,390   Takefuji Corp.                                        92,926
                                                                                                                      -------------
                                                                                                                            278,730
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%                 100   Toyo Seikan Kaisha Ltd.                                1,899
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%          10   Diamond Lease Co., Ltd.                                  348
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication                  68   Nippon Telegraph & Telephone Corp.                   293,339
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%                   5,400   Chubu Electric Power Co., Inc.                       134,892
                                                                   2   Hokuriku Electric Power                                   47
                                                               7,000   The Kansai Electric Power Co., Inc.                  174,157
                                                               1,000   Kyushu Electric Power Co., Inc.                       24,428
                                                                 100   Tohoku Electric Power Co., Inc.                        2,443
                                                              16,700   The Tokyo Electric Power Co., Inc.                   446,484
                                                                                                                      -------------
                                                                                                                            782,451
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%                 2,000   Hitachi Cable, Ltd.                                    7,444
                                                               4,000   Matsushita Electric Works Ltd.                        41,132
                                                              41,000   Mitsubishi Electric Corp.                            354,555
                                                              10,300   Sumitomo Electric Industries Ltd.                    130,403
                                                                                                                      -------------
                                                                                                                            533,534
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                      4,730   Citizens Holding Co., Ltd.                            40,002
                   Instruments - 1.0%                          9,300   Fuji Photo Film Co., Ltd.                            329,344
                                                                 300   Hirose Electric Co., Ltd.                             33,678
                                                             183,000   Hitachi Ltd.                                       1,085,002
                                                               5,700   Hoya Corp.                                           133,808
                                                               1,700   Ibiden Co., Ltd.                                      66,854
                                                                 800   Kyocera Corp.                                         67,175
                                                               1,200   Murata Manufacturing Co., Ltd.                        59,591

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 100   Nidec Corp.                                    $       6,150
                                                                 400   TDK Corp.                                             23,636
                                                                                                                      -------------
                                                                                                                          1,845,240
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%               400   Circle K Sunkus Co., Ltd.                              6,794
                                                                 600   Matsumotokiyoshi Holdings Co., Ltd.                   13,032
                                                              22,536   Seven & I Holdings Co., Ltd.                         565,209
                                                                                                                      -------------
                                                                                                                            585,035
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                          900   QP Corp.                                               9,291
                                                               1,000   Yamazaki Baking Co., Ltd.                              9,470
                                                                                                                      -------------
                                                                                                                             18,761
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services - 0.1%       400   Alfresa Holdings Corp.                                31,421
                                                               2,000   Mediceo Paltac Holdings Co., Ltd.                     36,236
                                                                 900   Suzuken Co., Ltd.                                     37,018
                                                                                                                      -------------
                                                                                                                            104,675
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 1.0%                   1,600   Makita Corp.                                          50,241
                                                              49,000   Matsushita Electric Industrial Co., Ltd.           1,061,798
                                                              22,000   Sanyo Electric Co., Ltd. (a)                          46,348
                                                               7,000   Sharp Corp.                                          118,961
                                                              15,000   Sony Corp.                                           597,412
                                                                                                                      -------------
                                                                                                                          1,874,760
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.0%                   3,000   Kao Corp.                                             85,022
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                            400   TIS, Inc.                                              8,106
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.3%                           13,033   Millea Holdings, Inc.                                481,154
                                                              15,000   Mitsui Sumitomo Insurance Co., Ltd.                  151,535
                                                                                                                      -------------
                                                                                                                            632,689
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.0%             1   Yahoo! Japan Corp.                                       520
                   ----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.1%         4,000   Nikon Corp.                                          106,541
                                                                 700   Sankyo Co., Ltd. (Gunma)                              41,573
                                                                 900   Shimano, Inc.                                         41,352
                                                               2,500   Yamaha Corp.                                          47,803
                                                                                                                      -------------
                                                                                                                            237,269
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.9%                            2,600   Fanuc Ltd.                                           247,271
                                                                 800   GLORY Ltd.                                            17,014
                                                              30,600   Hitachi Construction Machinery Co., Ltd.             765,921
                                                              19,000   IHI Corp.                                             36,788
                                                               2,500   JTEKT Corp.                                           40,781
                                                               2,000   Kawasaki Heavy Industries Ltd.                         4,454
                                                               1,000   Komori Corp.                                          20,766
                                                              52,000   Kubota Corp.                                         322,913
                                                               4,000   NGK Insulators Ltd.                                   70,787
                                                               2,000   OKUMA Corp.                                           21,429
                                                               7,000   Sumitomo Heavy Industries Ltd.                        45,225
                                                               1,600   THK Co., Ltd.                                         27,560
                                                                                                                      -------------
                                                                                                                          1,620,909
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.2%                               8,000   Kawasaki Kisen Kaisha Ltd.                            77,769
                                                              15,000   Mitsui OSK Lines Ltd.                                181,330
                                                               3,000   Nippon Yusen Kabushiki Kaisha                         28,170
                                                                                                                      -------------
                                                                                                                            287,269
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                    1   Fuji Television Network, Inc.                          1,475
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.6%                      5,100   JFE Holdings, Inc.                             $     226,144
                                                              14,100   Mitsubishi Materials Corp.                            61,249
                                                               6,000   Mitsui Mining & Smelting Co., Ltd.                    18,780
                                                               5,000   Nippon Light Metal Co., Ltd.                           7,524
                                                              78,000   Nippon Steel Corp.                                   395,165
                                                              11,000   Nisshin Steel Co., Ltd.                               38,072
                                                              34,300   Sumitomo Metal Industries Ltd.                       130,070
                                                               8,000   Sumitomo Metal Mining Co., Ltd.                      148,876
                                                                 800   Tokyo Steel Manufacturing Co., Ltd.                   10,851
                                                                 600   Yamato Kogyo Co., Ltd.                                24,197
                                                                                                                      -------------
                                                                                                                          1,060,928
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     2,700   Isetan Co., Ltd.                                      31,366
                                                              23,000   Mitsukoshi Ltd.                                       89,757
                                                               2,000   Takashimaya Co., Ltd.                                 22,492
                                                                                                                      -------------
                                                                                                                            143,615
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 1.0%                   1,602   Brother Industries Ltd.                               16,473
                                                              13,200   Canon, Inc.                                          607,825
                                                              35,500   Konica Minolta Holdings, Inc.                        482,213
                                                              49,000   Ricoh Co., Ltd.                                      805,197
                                                                                                                      -------------
                                                                                                                          1,911,708
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%             35   Cosmo Oil Co., Ltd.                                      110
                                                                  11   Inpex Holdings, Inc.                                 122,492
                                                                 400   Japan Petrolleum Explora                              26,485
                                                               1,500   Nippon Mining Holdings, Inc.                           7,945
                                                              16,000   Nippon Oil Corp.                                      99,839
                                                               4,000   TonenGeneral Sekiyu KK                                34,230
                                                                                                                      -------------
                                                                                                                            291,101
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%                  2   Nippon Paper Group, Inc.                               4,735
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.0%                      300   Aderans Co., Ltd.                                      5,556
                                                                 300   Kose Corp.                                             6,486
                                                                                                                      -------------
                                                                                                                             12,042
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.6%                     27,900   Astellas Pharma, Inc.                              1,080,397
                                                               7,100   Daiichi Sankyo Co., Ltd.                             209,766
                                                                 900   Eisai Co., Ltd.                                       30,698
                                                               3,000   Kyowa Hakko Kogyo Co., Ltd.                           28,652
                                                                 600   Ono Pharmacecutical Co. Ltd.                          28,471
                                                                 700   Santen Pharmaceutical Co., Ltd.                       16,292
                                                               2,000   Taisho Pharmaceutical Co., Ltd.                       39,667
                                                              30,100   Takeda Pharmaceutical Co., Ltd.                    1,506,812
                                                                                                                      -------------
                                                                                                                          2,940,755
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                   5   Japan Real Estate Investment Corp.                    58,186
                   (REITs) - 0.3%                                 48   Japan Retail Fund Investment Corp.                   302,889
                                                                   7   Nippon Building Fund, Inc.                            88,483
                                                                   3   Nomura Real Estate Office Fund, Inc.                  24,318
                                                                                                                      -------------
                                                                                                                            473,876
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                   11,000   Mitsubishi Estate Co., Ltd.                          267,055
                   Development - 0.3%                          4,800   Mitsui Fudosan Co., Ltd.                              95,297
                                                              49,703   Urban Corp.                                          211,417
                                                                                                                      -------------
                                                                                                                            573,769
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.4%                             21   Central Japan Railway Co.                      $     216,994
                                                                  31   East Japan Railway Co.                               257,815
                                                               6,000   Keio Electric Railway Co., Ltd.                       33,407
                                                               1,000   Kintetsu Corp.                                         3,571
                                                              10,000   Nippon Express Co., Ltd.                              57,484
                                                               8,000   Odakyu Electric Railway Co., Ltd.                     59,230
                                                               2,000   Seino Holdings Corp.                                  13,002
                                                               9,000   Tobu Railway Co., Ltd.                                48,034
                                                                  21   West Japan Railway Co.                                92,275
                                                                                                                      -------------
                                                                                                                            781,812
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor                100   Advantest Corp.                                        2,593
                   Equipment - 0.5%                              200   Rohm Co., Ltd.                                        12,380
                                                               1,000   Sanken Electric Co., Ltd.                              5,879
                                                              31,300   Sumco Corp.                                          682,960
                                                               2,300   Tokyo Electron Ltd.                                  139,827
                                                                                                                      -------------
                                                                                                                            843,639
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.5%                             1,200   Nintendo Co., Ltd.                                   618,780
                                                                 100   Oracle Corp. Japan                                     4,635
                                                                 703   Square Enix Co., Ltd.                                 24,543
                                                               4,500   Trend Micro, Inc.                                    176,515
                                                                                                                      -------------
                                                                                                                            824,473
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                       800   Aoyama Trading Co., Ltd.                              17,255
                                                                 200   Autobacs Seven Co., Ltd.                               5,468
                                                                 600   Shimachu Co., Ltd.                                    18,028
                                                                  10   USS Co., Ltd.                                            692
                                                                                                                      -------------
                                                                                                                             41,443
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods -          2,000   Gunze Ltd.                                             8,427
                   0.0%                                        2,000   Onward Holdings Co., Ltd.                             20,425
                                                                                                                      -------------
                                                                                                                             28,852
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                                 42   Japan Tobacco, Inc.                                  210,253
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors -            100   Hitachi High-Technologies Corp.                        1,654
                   0.8%                                       21,000   Itochu Corp.                                         207,303
                                                              23,000   Marubeni Corp.                                       167,516
                                                              14,300   Mitsubishi Corp.                                     431,812
                                                              20,000   Mitsui & Co., Ltd.                                   405,297
                                                              16,300   Sojitz Corp.                                          53,963
                                                              15,200   Sumitomo Corp.                                       200,217
                                                               2,900   Toyota Tsusho Corp.                                   61,532
                                                                                                                      -------------
                                                                                                                          1,529,294
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                    174   KDDI Corp.                                         1,063,062
                   Services - 0.9%                               217   NTT DoCoMo, Inc.                                     328,722
                                                              10,100   Softbank Corp.                                       183,093
                                                                                                                      -------------
                                                                                                                          1,574,877
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Japan                      33,515,178
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%  Metals & Mining - 0.6%                     13,990   ArcelorMittal                                      1,146,084
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Luxembourg                  1,146,084
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.1% Air Freight & Logistics - 0.2%              8,870   TNT NV                                               329,504
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.0%                            1,450   Heineken NV                                           84,220
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.4%                            8,434   Akzo Nobel NV                                        676,680

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               1,979   Koninklijke DSM NV                             $      95,449
                                                                                                                      -------------
                                                                                                                            772,129
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%          35   ING Groep NV CVA                                       1,311
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              50,219   Koninklijke KPN NV                                   848,334
                   Services - 0.5%
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%              1   Fugro NV                                                  78
                                                               5,209   SBM Offshore NV                                      168,011
                                                                                                                      -------------
                                                                                                                            168,089
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%            18,362   Koninklijke Ahold NV                                 272,498
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.4%                       21,166   Unilever NV                                          710,757
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.2%                   8,900   Tele Atlas NV (a)                                    354,364
                                                                 885   TomTom NV (a)                                         36,607
                                                                                                                      -------------
                                                                                                                            390,971
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.3%            15,375   Koninklijke Philips Electronics NV                   588,144
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.6%                           76,912   Aegon NV                                           1,131,684
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                   15   Reed Elsevier NV                                         286
                                                               4,316   Wolters Kluwer NV                                    114,269
                                                                                                                      -------------
                                                                                                                            114,555
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor              5,799   ASML Holding NV                                      142,638
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.1%    19,501   Hagemeyer NV                                         149,011
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands             5,703,845
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand -      Construction Materials - 0.0%               6,585   Fletcher Building Ltd.                                43,436
0.1%               ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              25,116   Telecom Corp. of New Zealand Ltd.                     73,851
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%       39,453   Sky City Ltd.                                        114,456
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                   2,277   Fisher & Paykel Appliances Holdings Ltd.               4,207
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                2,804   Sky Network Television Ltd.                           10,582
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%           44   Auckland International Airport Ltd.                       79
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in New Zealand                   246,611
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.1%      Chemicals - 0.1%                            4,325   Yara International ASA                               250,123
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                    10,287   DnB NOR ASA                                          156,153
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.0%               300   Tandberg ASA                                           4,483
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication                 167   Telenor ASA                                            3,197
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                    12   Renewable Energy Corp. AS (a)                            335
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.2%             72   Acergy SA                                              1,552
                                                              14,626   Aker Solutions ASA                                   333,170
                                                               1,238   Ocean RIG ASA (a)                                      9,481
                                                                  31   Petroleum Geo-Services ASA                               767
                                                                   2   TGS Nopec Geophysical Co. ASA (a)                         29
                                                                                                                      -------------
                                                                                                                            344,999
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%               165   Orkla ASA                                              2,090
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                            5,454   Storebrand ASA                                        42,948
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                                   1   Stolt-Nielsen SA                                          21
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                   50   Schibsted ASA                                          1,492
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.4%                     48,699   Norsk Hydro ASA                                      709,587
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%         14,737   Statoilhydro ASA                                     441,617
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Norway                      1,957,045
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                  Shares    Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%    Commercial Banks - 0.0%                       180   Banco Espirito Santo SA Registered Shares      $       3,129
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               2,932   Cimpor Cimentos de Portugal SA                        26,570
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              21,322   Portugal Telecom SGPS SA Registered
                   Services - 0.1%                                     Shares (a)                                           247,754
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.2%                  46,015   Energias de Portugal SA                              278,962
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%                966   Sonae Industria SGPS SA (a)                            6,710
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Portugal                      563,125
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%   Airlines - 0.2%                            33,466   Singapore Airlines Ltd.                              379,287
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.0%                     1,134   Oversea-Chinese Banking Corp.                          6,673
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                         2,099   Jardine Cycle & Carriage Ltd.                         29,797
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              83,726   Singapore Telecommunications Ltd.                    237,835
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                      3,000   Venture Corp. Ltd.                                    22,972
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                       36,467   Wilmar International Ltd.                            110,743
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services - 0.0%      7,000   Parkway Holdings Ltd.                                 16,274
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%            12,528   Fraser and Neave Ltd.                                 44,143
                                                              14,912   Keppel Corp. Ltd.                                    107,253
                                                              12,000   SembCorp Industries Ltd.                              35,483
                                                                                                                      -------------
                                                                                                                            186,879
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                           13,000   SembCorp Marine Ltd.                                  36,078
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.4%                              230,000   Singapore Press Holdings Ltd.                        768,644
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  132,884   Allgreen Properties Ltd.                             118,746
                   Development - 0.3%                          1,000   CapitaLand Ltd.                                        4,613
                                                              44,000   City Developments Ltd.                               352,269
                                                               5,000   Keppel Land Ltd.                                      20,161
                                                              20,600   Wing Tai Holdings Ltd.                                32,776
                                                                                                                      -------------
                                                                                                                            528,565
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                          4,969   SMRT Corp. Ltd.                                        6,570
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor              1,001   Chartered Semiconductor
                   Equipment - 0.0%                                    Manufacturing Ltd. (a)                                   527
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.0%    14,000   Noble Group Ltd.                                      22,376
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Singapore                   2,353,220
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.5%       Commercial Banks - 1.9%                    44,318   Banco Bilbao Vizcaya Argentaria SA                   976,044
                                                             125,198   Banco Santander SA                                 2,494,433
                                                                                                                      -------------
                                                                                                                          3,470,477
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           2,980   ACS Actividades de Construccion y
                                                                       Servicios, SA                                        169,698
                                                                  52   Grupo Ferrovial SA                                     3,776
                                                                   8   Sacyr Vallehermoso SA                                    278
                                                                                                                      -------------
                                                                                                                            173,752
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.1%       2,322   Bolsas y Mercados Espanoles                          113,422
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              64,589   Telefonica SA                                      1,855,859
                   Services - 1.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.8%                  55,530   Iberdrola Renovables (a)                             386,617
                                                              61,532   Iberdrola SA                                         954,039
                                                               1,582   Red Electrica de Espana                               96,857

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                 Shares     Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               1,700   Union Fenosa SA                                $     114,253
                                                                                                                      -------------
                                                                                                                          1,551,766
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                 2,800   Gamesa Corp. Tecnologica SA                          127,753
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.0%                        1,575   Gas Natural SDG SA                                    97,423
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.3%                          122,841   Corp. Mapfre SA                                      616,716
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                                1   Zardoya Otis SA                                           28
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                1,318   Gestevision Telecinco SA                              26,821
                                                                  46   Sogecable SA (a)                                       2,017
                                                                                                                      -------------
                                                                                                                             28,838
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%         10,618   Repsol YPF SA                                        366,444
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Spain                       8,402,478
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%      Building Products - 0.0%                       14   Assa Abloy AB Series B                                   254
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.5%                    46,100   Nordea Bank AB                                       747,146
                                                               2,515   Skandinaviska Enskilda Banken AB Class A              65,818
                                                               2,000   Svenska Handelsbanken Class A                         58,231
                                                                                                                      -------------
                                                                                                                            871,195
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%       4,248   Securitas AB                                          56,122
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.0%               112   Telefonaktiebolaget LM Ericsson                          220
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           4,884   Skanska AB Class B                                    97,814
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.6%      45,200   Investor AB                                        1,017,444
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication               4,000   Tele2 AB                                              75,566
                   Services - 0.1%                                 5   TeliaSonera AB                                            40
                                                                                                                      -------------
                                                                                                                             75,606
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%             1,719   Axfood AB                                             61,188
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -            154   Getinge AB (a)                                         4,004
                   0.0%                                        2,469   Getinge AB Class B                                    63,991
                                                                                                                      -------------
                                                                                                                             67,995
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                       1   Electrolux AB                                             16
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.3%                            1,200   Alfa Laval AB                                         72,907
                                                              15,958   Atlas Copco AB A Shares                              272,598
                                                               5,120   Atlas Copco AB B Shares                               80,352
                                                               4,427   Scania AB                                             92,945
                                                                   1   Volvo AB A Shares                                         15
                                                               5,523   Volvo AB B Shares                                     83,656
                                                                                                                      -------------
                                                                                                                            602,473
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                  763   Modern Times Group AB                                 53,162
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.2%                     33,324   Boliden AB                                           354,728
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%          3,000   Lundin Petroleum AB (a)                               40,770
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                        1   Castellum AB                                              12
                   Development - 0.0%                              1   Fabege AB                                                 11
                                                               1,645   Kungsleden AB                                         20,418
                                                                 421   Wihlborgs Fastigheter AB                               9,618
                                                                                                                      -------------
                                                                                                                             30,059
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.3%                     8,150   Hennes & Mauritz AB B Shares                         500,644
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.3%                             21,869   Swedish Match AB                                     476,625
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                    482   Millicom International Cellular SA (a)(b)             45,914
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                      4,352,229
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.2% Capital Markets - 0.8%                     12,763   Credit Suisse Group                            $      649,65
                                                              30,223   UBS AG                                               878,296
                                                                                                                      -------------
                                                                                                                          1,527,948
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.3%                            1,034   Ciba Specialty Chemicals AG Registered
                                                                       Shares                                                37,712
                                                               1,488   Syngenta AG                                          436,017
                                                                                                                      -------------
                                                                                                                            473,729
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies -               66   SGS SA                                                94,903
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%                  1   Logitech International SA (a)                             25
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.4%                27,936   ABB Ltd.                                             749,948
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 1.5%                           12   Lindt & Spruengli AG                                  39,875
                                                               5,464   Nestle SA Registered Shares                        2,730,349
                                                                                                                      -------------
                                                                                                                          2,770,224
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -            817   Nobel Biocare Holding AG                             190,038
                   0.1%                                          654   Sonova Holding AG                                     59,993
                                                                   7   Synthes, Inc.                                            979
                                                                                                                      -------------
                                                                                                                            251,010
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.9%                              450   Swiss Life Holding                                   125,063
                                                               2,238   Swiss Reinsurance Co. Registered Shares              195,495
                                                               4,110   Zurich Financial Services AG                       1,294,333
                                                                                                                      -------------
                                                                                                                          1,614,891
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                               16   Schindler Holding AG                                   1,199
                                                                  41   Sulzer AG                                             54,207
                                                                                                                      -------------
                                                                                                                             55,406
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                                   1   Kuehne & Nagel International AG                          100
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 2.5%                     53,816   Novartis AG Registered Shares                      2,758,266
                                                               9,581   Roche Holding AG                                   1,803,131
                                                                                                                      -------------
                                                                                                                          4,561,397
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                      325   PSP Swiss Property AG                                 21,943
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods -          5,520   Compagnie Financiere Richemont AG                    309,600
                   0.6%                                        2,547   The Swatch Group Ltd. Bearer Shares                  680,927
                                                               2,127   The Swatch Group Ltd. Registered Shares              109,231
                                                                                                                      -------------
                                                                                                                          1,099,758
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland                13,221,282
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -   Aerospace & Defense - 0.5%                 71,777   BAE Systems Plc                                      691,245
20.5%                                                         15,313   Cobham Plc                                            60,781
                                                               9,626   Meggitt Plc                                           52,680
                                                              22,950   Rolls-Royce Group Plc                                183,556
                                                           2,056,320   Rolls-Royce Group Plc (a)                              4,081
                                                                                                                      -------------
                                                                                                                            992,343
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                             6,709   British Airways Plc (a)                               31,190
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.0%                     10,009   GKN Plc                                               60,437
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.2%                           12,519   SABMiller Plc                                        274,296
                                                               5,102   Scottish & Newcastle Plc                              79,992
                                                                                                                      -------------
                                                                                                                            354,288
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.7%                        907   Close Brothers Group Plc                              11,106
                                                              76,159   ICAP Plc                                             860,033
                                                              24,071   Man Group Plc                                        264,897

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              10,280   Schroders Plc                                  $     191,372
                                                               1,234   Tullett Prebon Plc                                    11,664
                                                                                                                      -------------
                                                                                                                          1,339,072
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                           15,700   Foseco Plc                                            91,763
                                                               8,683   Johnson Matthey Plc                                  345,514
                                                                                                                      -------------
                                                                                                                            437,277
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 3.3%                    88,535   Barclays Plc                                         795,966
                                                             165,545   HSBC Holdings Plc                                  2,726,940
                                                              65,418   Lloyds TSB Group Plc                                 585,538
                                                             278,647   Royal Bank of Scotland Group Plc                   1,865,039
                                                               5,839   Standard Chartered Plc                               199,551
                                                                                                                      -------------
                                                                                                                          6,173,034
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.8%       2,391   Biffa Plc                                             16,549
                                                              25,195   Capita Group Plc                                     339,270
                                                               1,782   Davis Service Group Plc                               17,471
                                                               1,093   De La Rue Plc                                         19,230
                                                               1,544   Group 4 Securicor Plc                                  6,979
                                                                   1   Hays Plc                                                   2
                                                               1,076   Intertek Group Plc                                    22,038
                                                             107,470   Serco Group Plc                                      967,799
                                                                                                                      -------------
                                                                                                                          1,389,338
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           4,064   Amec Plc                                              58,354
                                                               6,331   Balfour Beatty Plc                                    59,180
                                                                                                                      -------------
                                                                                                                            117,534
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                  13,889   British Energy Group Plc                             179,859
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                      3,182   Electrocomponents Plc                                 11,478
                   Instruments - 0.0%                              1   Premier Farnell Plc                                        4
                                                                                                                      -------------
                                                                                                                             11,482
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%            17,916   J Sainsbury Plc                                      121,960
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 1.0%                       26,563   Cadbury Schweppes Plc                                291,794
                                                              44,271   Unilever Plc                                       1,492,774
                                                                                                                      -------------
                                                                                                                          1,784,568
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies -         12,630   Smith & Nephew Plc                                   167,065
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.4%        2,312   Carnival Plc                                          91,816
                                                              26,160   Compass Group Plc                                    167,306
                                                               6,696   Enterprise Inns Plc                                   53,323
                                                             173,618   Rank Group Plc                                       304,082
                                                               7,943   TUI Travel Plc                                        40,632
                                                               2,522   Whitbread Plc                                         58,411
                                                                                                                      -------------
                                                                                                                            715,570
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                   1,137   Berkeley Group Holdings Plc                           25,138
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.2%                   6,222   Reckitt Benckiser Plc                                344,644
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.5%             1,543   Cookson Group Plc                                     20,334
                                                              46,454   Smiths Group Plc                                     866,628
                                                                                                                      -------------
                                                                                                                            886,962
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                           26,771   Aviva Plc                                            328,082
                                                                   1   Friends Provident Plc                                      2
                                                                   1   Legal & General Group Plc                                  3
                                                              72,153   Old Mutual Plc                                       158,233

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               8,605   Resolution Plc                                 $     116,898
                                                                   1   Royal & Sun Alliance Insurance Group                       3
                                                              28,478   Standard Life Plc                                    139,177
                                                                                                                      -------------
                                                                                                                            742,398
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%            8,760   Home Retail Group                                     45,419
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                            1,212   Charter Plc (a)                                       20,446
                                                              10,762   Invensys Plc                                          48,057
                                                                                                                      -------------
                                                                                                                             68,503
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                                    1   ITV Plc                                                    1
                                                               2,344   Pearson Plc                                           31,703
                                                               7,897   Reuters Group Plc                                     90,902
                                                              15,857   WPP Group Plc                                        189,137
                                                              10,969   Yell Group Plc                                        33,525
                                                                                                                      -------------
                                                                                                                            345,268
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 2.6%                     33,490   Anglo American Plc                                 2,012,577
                                                               2,666   Antofagasta Plc                                       37,090
                                                              27,617   BHP Billiton Plc                                     819,406
                                                              13,954   Rio Tinto Plc Registered Shares                    1,449,209
                                                               5,833   Xstrata Plc                                          408,300
                                                                                                                      -------------
                                                                                                                          4,726,582
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     8,267   Marks & Spencer Group Plc                             63,536
                                                               2,882   Next Plc                                              65,148
                                                                                                                      -------------
                                                                                                                            128,684
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 4.5%         73,223   BG Group Plc                                       1,695,899
                                                             305,698   BP Plc                                             3,106,305
                                                             100,101   Royal Dutch Shell Plc Class B                      3,369,347
                                                              10,127   Tullow Oil Plc                                       132,750
                                                                                                                      -------------
                                                                                                                          8,304,301
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.4%                     46,241   AstraZeneca Plc                                    1,728,979
                                                              19,690   GlaxoSmithKline Plc                                  416,567
                                                              22,735   Shire Plc                                            439,251
                                                                                                                      -------------
                                                                                                                          2,584,797
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts               3,071   Brixton Plc                                           20,113
                   (REITs) - 0.2%                              9,512   Land Securities Group Plc                            284,867
                                                               4,987   Segro Plc                                             50,279
                                                                                                                      -------------
                                                                                                                            355,259
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                          1,357   Arriva Plc                                            18,475
                                                               1,664   National Express Group Plc                            33,190
                                                               7,813   Stagecoach Group Plc                                  37,524
                                                                                                                      -------------
                                                                                                                             89,189
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             15,612   ARM Holdings Plc                                      27,266
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                    17,011   The Carphone Warehouse Plc                            96,218
                                                                   1   DSG International Plc                                      1
                                                               8,552   Galiform Plc (a)                                      13,451
                                                               7,743   Kesa Electricals Plc                                  31,618
                                                                   1   Kingfisher Plc                                             3
                                                                                                                      -------------
                                                                                                                            141,291
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.0%     5,378   Burberry Group Plc                                    48,084
                   ----------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Country            Industry                                   Shares   Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Tobacco - 1.1%                             46,191   British American Tobacco Plc                   $   1,733,526
                                                               6,994   Imperial Tobacco Group Plc                           321,751
                                                                                                                      -------------
                                                                                                                          2,055,277
                   ----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.1%                      3,175   Severn Trent Plc                                      89,414
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                972,887   Vodafone Group Plc                                 2,913,621
                   Services - 1.6%
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the
                                                                       United Kingdom                                    37,797,114
-----------------------------------------------------------------------------------------------------------------------------------
United             Energy Equipment & Services - 0.0%          5,700   Scorpion Offshore Ltd. (a)                            85,628
                   ----------------------------------------------------------------------------------------------------------------
States - 0.0%                                                          Total Common Stocks in the United States              85,628
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $158,419,753) - 94.1%                    173,759,572
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States - 2.0%                                          51,040   iShares MSCI EAFE Index Fund (c)                   3,669,776
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Exchange-Traded Funds
                                                                       (Cost - $3,602,456) - 2.0%                         3,669,776
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany -          Automobiles - 0.1%                          1,531   Volkswagen AG, 4.35%                                 254,397
                   ----------------------------------------------------------------------------------------------------------------
0.3%               Media - 0.1%                                7,516   ProSieben SAT.1 Media AG, 2.24%                      162,563
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.1%                      1,801   RWE AG, 3.50%                                        170,856
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Preferred Stocks
                                                                       (Cost - $482,788) - 0.3%                             587,816
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Par
                                                               (000)   Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg -       Diversified Financial            USD           66   Glencore Finance (Europe) SA, 4.125%,
0.2%               Services - 0.2%                                     10/06/10 (d)                                         382,008
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in
                                                                       Luxembourg                                           382,008
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%       Air Freight & Logistics - 0.0%   JPY        3,000   Yamato Transport Yamtra Series 7, 1.20%,
                                                                       9/30/09 (d)                                           37,873
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                        5,000   Tokyo Gas Co. Ltd. Series 5, 1.20%,
                                                                       3/31/09 (d)                                           61,851
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                         5,000   Mitsubishi Corp., 0%, 6/17/11 (d)                    126,240
                   Distributors - 0.1%                         5,000   Mitsui & Co. Ltd. Series 6, 1.05%,
                                                                       9/30/09 (d)                                          114,815
                                                                                                                      -------------
                                                                                                                            241,055
                   ----------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities in Japan               340,779
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Fixed Income Securities
                                                                       (Cost - $433,242) - 0.4%                             722,787
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest
                                                               (000)   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                    USD        2,450   BlackRock Liquidity Series, LLC Cash
                                                                       Sweep Series, 2.92% (e)(f)                         2,449,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $2,449,858) - 1.3%                         2,449,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $165,388,097*) - 98.1%                   181,189,809
                                                                       Other Assets Less Liabilities - 1.9%               3,414,708
                                                                                                                      -------------
                                                                       Net Assets - 100.0%                            $ 184,604,517
                                                                                                                      =============

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

      * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                              $ 171,131,374
                                                        =============
            Gross unrealized appreciation               $  16,882,550
            Gross unrealized depreciation                  (6,824,115)
                                                        -------------
            Net unrealized appreciation                 $  10,058,435
                                                        =============

    (a)     Non-income producing security.

    (b)     Depositary receipts.

    (c) All, or a portion of security held as collateral in connection with open financial futures contracts.

    (d)     Convertible security.

    (e)     Represents the current yield as of report date.

    (f) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
            -----------------------------------------------------------------

                                                            Net
                                                         Activity   Interest
            Affiliate                                      (000)     Income
            -----------------------------------------------------------------
            BlackRock Liquidity Series, LLC Cash Sweep
               Series                                    $ (5,924)  $ 59,211
            -----------------------------------------------------------------

      o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

      o     Forward foreign exchange contracts as of March 31, 2008 were as follows:
            --------------------------------------------------------------------

                                                                              Unrealized
Currency                                                                     Appreciation
Purchased                             Currency Sold     Settlement Date     (Depreciation)
------------------------------------------------------------------------------------------
AUD             1,163,000     USD         1,029,293         5/15/08         $       27,303
CHF               325,000     USD           301,558         5/15/08                 25,739
EUR                50,000     USD            78,508         5/15/08                    286
EUR             1,200,000     USD         1,731,725         5/15/08                159,336
GBP               362,000     USD           698,530         5/15/08                 17,431
JPY           251,000,000     USD         2,375,465         5/15/08                149,516
SEK               660,000     USD           100,810         5/15/08                  9,999
USD               126,623     AUD           139,000         5/15/08                    340
USD               652,179     AUD           696,000         5/15/08                 19,857
USD                82,884     CHF            87,000         5/15/08                 (4,731)
USD               152,864     CHF           168,000         5/15/08                (16,324)
USD               395,980     EUR           260,000         5/15/08                (13,750)
USD             1,155,397     EUR           747,000         5/15/08                (21,788)
USD               288,213     GBP           145,000         5/15/08                  1,433
USD               420,954     GBP           217,000         5/15/08                 (8,227)
USD               825,406     JPY        83,500,000         5/15/08                (14,578)
USD               264,986     JPY        27,700,000         5/15/08                (13,668)
USD               507,339     JPY        50,000,000         5/15/08                  4,355
USD                23,635     SEK           150,000         5/15/08                 (1,549)
USD                82,504     SEK           510,000         5/15/08                 (3,121)
------------------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward Foreign Exchange Contracts - Net   $      317,859
                                                                            ==============

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

      o     Financial futures purchased as of March 31, 2008 were as follows:
            --------------------------------------------------------------------

                                                                             Unrealized
                                                   Expiration     Face      Appreciation
 Contracts          Issue             Exchange        Date       Amount    (Depreciation)
-----------------------------------------------------------------------------------------
 1         Hang Seng Index Future     Hong Kong    April 2008  $  144,107  $        1,280
32         OMX Stock Index Future     Stockholm    April 2008  $  488,224          12,765
 8          CAC40 10 Euro Future        Matif       June 2008  $  563,221          18,266
 3            Dax Index 25 Euro         Eurex       June 2008  $  774,491           6,461
 3            DJ Euro Stoxx 50          Eurex       June 2008  $  164,393           3,697
 4          FTSE 100 Index Future  London Finance   June 2008  $  441,854          11,318
 8          SPI 200 Index Future       Sydney       June 2008  $  974,701          11,581
20           TOPIX Index Future         Tokyo       June 2008  $2,463,566         (24,762)
-----------------------------------------------------------------------------------------
Total Unrealized Appreciation - Net                                        $       40,606
                                                                           ==============

      o     Currency Abbreviations:
            AUD Australian Dollar
            CHF Swiss Franc
            EUR Euro
            GBP British Pound
            JPY Japanese Yen
            SEK Swedish Krona
            USD U.S. Dollar

Master Enhanced International Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master Enhanced International Series of the Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

----------------------------------------------
Valuation     Investments in   Other Financial
Inputs          Securities       Instruments*
----------------------------------------------
Level 1       $  178,013,082        $  358,465
Level 2            3,172,646                 0
Level 3                4,081                 0
----------------------------------------------
Total         $  181,189,809        $  358,465
==============================================

* Other financial instruments are derivative instruments such as futures and forward foreign currency contracts.

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

-----------------------------------------------------------------
                                                   Investments in
                                                     Securities
-----------------------------------------------------------------
Balance, as of December 31, 2007                             0
Accrued discounts/premiums                                   0
Realized gain (loss)                                  $    (10)
Change in unrealized appreciation (depreciation)             0
Net purchases (sales)                                    4,091
Net transfers in/out of Level 3                              0
-----------------------------------------------------------------
Balance, as of March 31, 2008                         $  4,081
=================================================================

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Master Enhanced International Series of Quantitative Master Series LLC

     By:  /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced International Series of Quantitative Master Series LLC

     Date: May 22, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:  /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced International Series of Quantitative Master Series LLC

     Date: May 22, 2008

     By:  /s/ Neal J. Andrews
          ---------------------------------
          Neal J. Andrews
          Chief Financial Officer (principal financial officer) of
          Master Enhanced International Series of Quantitative Master Series LLC

     Date: May 22, 2008